Equity - Schedule of Fair Value of Option Grants (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 ₪ / shares
Schedule of Fair Value of Option Grants [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Equity Option [Member]
Schedule of Fair Value of Option Grants [Line Items]
Risk-free interest rate			4.75%
Expected option term (in years)			10 years
Expected price volatility			76.00%
Fair value of an ordinary share | ₪ / shares			₪ 1,141
Minimum [Member] | Equity Option [Member]
Schedule of Fair Value of Option Grants [Line Items]
Risk-free interest rate	3.66%	3.84%
Expected option term (in years)	2 years	2 years
Expected price volatility	120.00%	96.00%
Fair value of an ordinary share	$ 4.97	$ 22.05
Maximum [Member] | Equity Option [Member]
Schedule of Fair Value of Option Grants [Line Items]
Risk-free interest rate	4.57%	4.40%
Expected option term (in years)	5 years	5 years
Expected price volatility	139.00%	152.00%
Fair value of an ordinary share	$ 78.68	$ 213.5